Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
10.	SUBSEQUENT EVENTS

Subsequent to April 30, 2022, the Company purchased 944 shares of its common stock for $3,746 and recorded the transaction as Treasury Stock. On May 10, 2022, the Company issued 24,500 shares to management, directors and employees from the treasury shares. The issuance of the shares was recorded as compensation and the fair value at the date of issuance was $93,100.

13.	SUBSEQUENT EVENTS

On February 1, 2022, Pocono Pharmaceuticals, Inc. entered into a lease agreement with Geometric Group, LLC for 12,000 square feet of warehouse space currently occupied by Active Intelligence. The monthly rental is $3,000 and the lease expires on January 31, 2025. The lease can be extended for an additional three years at the same monthly rental.

Subsequent to the year ended January 31, 2022, the Company purchased 22,058 shares of its common stock for $84,220 and recorded the transaction as Treasury Stock.